Financial Assets - Summary of Financial Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Dividend income	¥ 7	¥ 4
Long-term Receivables	896	783
Financial Lease Agreement [Member]
Disclosure of financial assets [line items]
Long-term Receivables	¥ 404	¥ 183